NET INCOME (LOSS) PER SHARE - Anti-dilutive shares excluded from the computations of diluted net income (loss) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share
Net Income (Loss) Available to Common Stockholders, Basic					$ (41,286)	$ (18,368)	$ 38,355
Dilutive Securities, Effect on Basic Earnings Per Share					0	(7,323)	(59,753)
Net Income (Loss) Available to Common Stockholders, Diluted, Total					$ (41,286)	$ (25,691)	$ (21,398)
Weighted average shares - basic (in shares)	4,792,000	4,751,000	4,792,000	4,717,000	4,754,000	4,517,000	2,944,000
Assumed exercise of dilutive warrants (in shares)					0	42,000	357,000
Weighted average shares - diluted (in shares)	4,792,000	4,751,000	4,792,000	4,717,000	4,754,000	4,559,000	3,301,000
Net income (loss) per share attributable to common stockholders - basic (in dollars per share)	$ (2.82)	$ (0.70)	$ (7.17)	$ (2.64)	$ (8.68)	$ (4.07)	$ 13.03
Net income (loss) per share attributable to common stockholders - diluted (in dollars per share)	$ (2.82)	$ (0.70)	$ (7.17)	$ (2.64)	$ (8.68)	$ (5.64)	$ (6.48)
Antidilutive shares excluded (in shares)					625,000	212,000	104,000
Share-Based Payment Arrangement [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive shares excluded (in shares)	11,000	12,000	24,000	25,000	17,000	27,000	100,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive shares excluded (in shares)	1,145,000	608,000	929,000	608,000	608,000	185,000	3,000
Employee Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive shares excluded (in shares)					0	0	1,000